Commitments and Contingencies	3 Months Ended	5 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
12.  Commitments and Contingencies

From time to time, the Company may be subject to claims and litigation arising in the ordinary course of business.  The Company is not currently a party to any legal proceedings that it believes would reasonably be expected to have a material adverse effect on the Company’s business, financial condition or results of operations.

The Company may have a liability for additional state franchise taxes payable in the amount of approximately $44,000, plus interest at 18% per annum, for the years 2008-2014. Because of state statutory provisions, the underpaid amount will only be due once assessed and demanded by the state.  The tax liability and associated interest has not been included as an accrued liability because management has determined that the likelihood of the state making the assessment is low.  Depending on circumstances, management may change its estimate of the probability of an assessment and establish either an accrual or record a payment for the tax liability if assessed.

12.  Commitments and Contingencies

From time to time, the Company may be subject to claims and litigation arising in the ordinary course of business.  The Company is not currently a party to any legal proceedings that it believes would reasonably be expected to have a material adverse effect on the Company’s business, financial condition or results of operations.

The Company may have a liability for additional state franchise taxes payable in the amount of approximately $44,000, plus interest at 18% per annum, for the years 2008-2014. Because of state statutory provisions, the underpaid amount will only be due once assessed and demanded by the state.  The tax liability and associated interest has not been included as an accrued liability because management has determined that the likelihood of the state making the assessment is low.  Depending on circumstances, management may change its estimate of the probability of an assessment and establish either an accrual or record a payment for the tax liability if assessed.